Equipment (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 35,297	$ 402,986	$ 77,861